Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2017
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Investments in Associates and Joint Ventures

Note 10. Investments in Associates and Joint Ventures

Details of the Company’s associates and joint ventures accounted for under the equity method at the end of the reporting period are as follows:

			Ownership Percentage		Carrying Amount
Investee	Principal Activity	Place of Incorporation	December 31, 2017	December 31, 2016	December 31, 2017		December 31, 2016
Heineken (1) (2)	Beverages	The Netherlands	14.8%	20.0%	Ps.	83,720	Ps.	105,268
Coca-Cola FEMSA:
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	50.0%	50.0%		2,036		1,911
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%		153		145
Estancia Hidromineral Itabirito, L.T.D.A	Bottling and distribution	Brazil	—	50.0%		—		96
Coca-Cola FEMSA Philippines, Inc. (“CCFPI”) (4)	Bottling	Philippines	—	51.0%		—		11,460
Fountain Agua Mineral, L.T.D.A	Beverages	Brazil	50.0%	50.0%		784		765
Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)	Sugar production	Mexico	36.4%	36.4%		2,933		2,657
Industria Envasadora de Queretaro, S.A. de C.V. (“IEQSA”)	Canned bottling	Mexico	26.5%	26.5%		177		177
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)	Recycling	Mexico	35.0%	35.0%		121		100
Jugos del Valle, S.A.P.I. de C.V.	Beverages	Mexico	26.3%	26.3%		1,560		1,574
KSP Partiçipações, L.T.D.A.	Beverages	Brazil	38.7%	38.7%		117		126
Leao Alimentos e Bebidas, L.T.D.A.	Beverages	Brazil	24.7%	27.7%		3,001		3,282
UBI 3 Participações Ltda (Ades)	Beverages	Brazil	26.0%	—		391		—
Other investments in Coca-Cola FEMSA’s companies	Various	Various	Various	Various		228		64
FEMSA Comercio:
Café del Pacifico, S.A.P.I. de C.V. (Caffenio) (1)	Coffee	Mexico	40.0%	40.0%		539		493
Other investments (1) (3)	Various	Various	Various	Various		337		482

					Ps.	96,097	Ps.	128,601

(1)	Associate.
(2)	As of December 31, 2017 comprised of 8.63% of Heineken, N.V. and 12.26% of Heineken Holding, N.V., which represents an economic interest of 14.76% in Heineken Group and as of December 31, 2016, comprised of 12.53% of Heineken, N.V. and 14.94% of Heineken Holding, N.V., which represented an economic interest of 20% in Heineken Group. The Company has significant influence, mainly, due to the fact that it participates in the Board of Directors of Heineken Holding, N.V. and the Supervisory Board of Heineken N.V.; and for the material transactions between the Company and Heineken Group.
(3)	Joint ventures.
(4)	See Note 4.1.2

As mentioned in Note 4, in December 2016, Coca-Cola FEMSA through its subsidiary Spal, completed the acquisition of 100% of Vonpar. As part of this acquisition Spal increased its equity interest by 3.36% in Leao Alimentos e Bebidas, LTDA.

During 2017 the Coca-Cola FEMSA received dividends from Industria Envasadora de Queretaro, S.A. de C.V., and Promotora Mexicana de Embotelladores, S.A. de C.V. in the amount of Ps. 16 and Ps. 17, respectively.

During 2017 Coca-Cola FEMSA made capital contributions to Compañía Panameña de Bebidas, S.A.P.I. de C.V. and Promotora Industrial Azucarera, S.A. de C.V. in the amounts of Ps. 349 and Ps. 182, respectively, and there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders. On June 25, 2017, the Coca-Cola FEMSA through its Brazilian subsidiary Spal Industria Brasileria de Bebidas, S.A. sold 3.05% of their participation in Leao Alimentos e Bebidas, LTDA for an amount of Ps. 198.

On March 28, 2017 as part of AdeS acquisition the Coca-Cola FEMSA acquired indirect participations in equity method investees in Brazil and Argentina for an aggregate amount of Ps. 587. During 2017, Itabirito merged with Spal this transaction did not generated any cash flow.

As mentioned in Note 4, on December 6, 2016 the Coca-Cola FEMSA through its subsidiary Spal completed the acquisition of 100% of Vonpar. As part of acquisition Spal increase its equity interest by 3.36% in Leao Alimentos e Bebidas, LTDA.

During 2016 Coca-Cola FEMSA made capital contributions to Leao Alimentos e Bebidas, LTDA, Compañía Panameña de Bebidas, S.A.P.I. de C.V. and Promotora Industrial Azucarera, S.A. de C.V. in the amounts of Ps. 1,273, Ps. 419 and Ps. 376, respectively, there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders.

During 2016 Coca-Cola FEMSA received dividends from Industria Envasadora de Queretaro, S.A. de C.V., and Estancia Hidromineral Itabirito, LTDA in the amount of Ps. 5 and Ps. 190, respectively.

As disclosed in Note 4.1.1, commencing on February 1, 2017, the Coca-Cola FEMSA started consolidating CCFPI’s financial results in its financial statements.

On April 30, 2010, the Company acquired an economic interest of 20% of Heineken Group. Heineken’s main activities are the production, distribution and marketing of beer worldwide. On September 18, 2017 the Company concluded the sale of a portion of its investment, representing 5.2% combined economic interest, consisting of 22,485,000 Heineken N.V. shares and 7,700,000 Heineken Holding N.V. shares at the price of €. 84.50 and €. 78.00 per share, respectively, (see Note 4.2). The Company recognized an equity income of Ps. 7,847, Ps. 6,342, and Ps. 5,879 net of taxes based on its economic interest in Heineken Group for the years ended December 31, 2017, 2016 and 2015, respectively. The economic interest for the year 2017 was 20% for the first eight months and 14.8% for the last four months and 20% for the years 2016 and 2015. The Company’s share of the net income attributable to equity holders of Heineken Group exclusive of amortization of adjustments amounted to Ps. 7,656 (€. 357 million), Ps. 6,430 (€. 308 million) and Ps. 6,567 (€. 378 million), for the years ended December 31, 2017, 2016 and 2015, respectively. Summarized financial information in respect of the associate Heineken Group accounted for under the equity method is set out below.

	December 31, 2017				December 31, 2016
	Million of				Million of
	Peso		Euro		Peso		Euro
Total current assets	Ps.	194,429	€.	8,248	Ps.	177,176	€.	8,137
Total non-current assets		772,861		32,786		679,004		31,184
Total current liabilities		246,525		10,458		226,385		10,397
Total non-current liabilities		378,463		16,055		312,480		14,351
Total equity		342,302		14,521		317,315		14,573
Equity attributable to equity holders		314,015		13,321		288,246		13,238
Total revenue and other income	Ps.	499,818	€.	22,029	Ps.	427,019	€.	20,838
Total cost and expenses		423,764		18,677		370,563		18,083
Net income	Ps.	48,850	€.	2,153	Ps.	35,636	€.	1,739
Net income attributable to equity holders		43,903		1,935		31,558		1,540
Other comprehensive income		(26,524)		(1,169)		(19,037)		(929)
Total comprehensive income	Ps.	22,326	€.	984	Ps.	16,599	€.	810
Total comprehensive income attributable to equity holders		19,989		881		13,525		660

Reconciliation from the equity of the associate Heineken Group to the investment of the Company.

	December 31, 2017				December 31, 2016
	Million of				Million of
	Peso		Euro		Peso		Euro
Equity attributable to equity holders of Heineken	Ps.	314,018	€.	13,321	Ps.	288,090	€.	13,238
Economic ownership percentage		14.76%		14.76%		20%		20%

	Ps.	46,349	€.	1,966	Ps.	57,618	€.	2,648
Effects of fair value determined by Purchase Price Allocation		16,610		705		21,495		988
Goodwill		20,761		881		26,116		1,200

Heineken investment	Ps.	83,720	€.	3,552	Ps.	105,229	€.	4,836

As of December 31, 2017 and 2016, the fair value of Company’s investment in Heineken N.V. Holding and Heineken N.V. represented by shares equivalent to 14.8% and 20% of its outstanding shares amounted to Ps. 141,693 (€. 6,011 million) and Ps. 173,857 (€. 7,989 million) based on quoted market prices of those dates. As of April 20, 2018, issuance date of these consolidated financial statements, fair value amounted to €. 6,157 million.

During the years ended December 31, 2017, 2016 and 2015, the Company received dividends distributions from Heineken Group, amounting to Ps. 3,250, Ps. 3,263 and Ps. 2,343, respectively.

For the years ended December 31, 2017, 2016 and 2015 the total net income corresponding to the immaterial associates of Coca-Cola FEMSA was Ps. 235, Ps. 31 and Ps. 185, respectively.

For the years ended December 31, 2017, 2016 and 2015 the total net income (loss) corresponding to the immaterial joint ventures of Coca-Cola FEMSA was Ps. (175), Ps. 116 and Ps. (30), respectively.

The Company’s share of other comprehensive income from equity investees, net of taxes for the year ended December 31, 2017, 2016 and 2015 are as follows:

	2017		2016		2015
Items that may be reclassified to consolidated net income:
Valuation of the effective portion of derivative financial instruments	Ps.	252	Ps.	614	Ps.	213
Exchange differences on translating foreign operations		(2,265)		(2,842)		69

Total	Ps.	(2,013)	Ps.	(2,228)	Ps.	282

Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the net defined benefit liability	Ps.	69	Ps.	(1,004)	Ps.	169